[LOGO] PIONEER
                                                                  INVESTMENTS(R)

                                   [GRAPHIC]

PIONEER VARIABLE CONTRACTS TRUST

PIONEER FUND VCT PORTFOLIO--CLASS II SHARES

                                                               SEMIANNUAL REPORT

                                                                   JUNE 30, 2001

                                                PIONEER VARIABLE CONTRACTS TRUST

TABLE OF CONTENTS

Pioneer Fund VCT Portfolio

     Portfolio and Performance Update                                  1

     Portfolio Management Discussion                                   2

     Schedule of Investments                                           4

     Financial Statements                                              8

     Notes to Financial Statements                                    12

PIONEER FUND VCT PORTFOLIO

PORTFOLIO AND PERFORMANCE UPDATE 6/30/01

PORTFOLIO DIVERSIFICATION
(As a percentage of total investment portfolio)

                   [CHART]

U.S. Common Stocks                              91.0%
Depositary Receipts for International Stocks     5.1%
International Common Stocks                      2.1%
Short-Term Cash Equivalents                      1.8%

SECTOR DISTRIBUTION
(As a percentage of equity holdings)

                   [CHART]

Technology                                      21%
Financials                                      15%
Consumer Cyclicals                              13%
Health Care                                     10%
Consumer Staples                                10%
Communication Services                           8%
Energy                                           8%
Capital Goods                                    7%
Basic Materials                                  3%
Transportation                                   3%
Utilities                                        2%

FIVE LARGEST HOLDINGS
(As a percentage of equity holdings)

1. IBM Corp.                                   2.49%
2. Schering Plough Corp.                       2.46
3. Verizon Communications, Inc.                2.37
4. SBC Communications Inc.                     2.35
5. Exxon Mobil Corp.                           1.82

PRICES AND DISTRIBUTIONS--CLASS II SHARES

                                                6/30/01         12/31/00
Net Asset Value per Share                       $20.32          $22.65

DISTRIBUTIONS PER SHARE        INCOME           SHORT-TERM      LONG-TERM
(12/31/00 - 6/30/01)           DIVIDENDS        CAPITAL GAIN    CAPITAL GAIN
                               $0.070           $0.293          $0.722

PERFORMANCE OF A $10,000 INVESTMENT--CLASS II SHARES

The following chart shows the value of an investment made in PIONEER FUND VCT PORTFOLIO at net asset value, compared to the growth of Standard & Poor's (S&P) 500 Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

                                    [CHART]

           Pioneer Fund
           VCT Portfolio*        S&P 500 Index
 5/00      $10,000               $10,000
           $10,004                $9,675
 6/00      $10,113                $9,935
            $9,992                $9,773
           $10,407               $10,366
           $10,039                $9,839
           $10,291                $9,790
            $9,680                $9,006
12/00       $9,839                $9,070
           $10,091                $9,384
            $9,435                $8,518
            $8,944                $7,997
            $9,549                $8,611
            $9,623                $8,655
 6/01       $9,301                $8,465

The S&P 500 Index is an unmanaged measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter markets. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. Portfolio returns are based on net asset value and do not reflect any annuity-related costs. You cannot invest directly in the Indices.

Past performance does not guarantee future results. Returns and share prices fluctuate so that your investment, when redeemed, may be worth more or less than its original cost.

[SIDENOTE]

AVERAGE ANNUAL
TOTAL RETURNS
(As of June 30, 2001)

NET ASSET VALUE*

Life-of-Portfolio            -6.00%
(5/1/00)

1 Year                       -8.03%

All total returns shown assume reinvestment of distributions at net asset value.

* Portfolio performance does not reflect any variable contract fees, expenses or sales charges. If they had been included, performance would have been lower. See the pages that comprise the inside cover of this report for performance net of any contract fees, expenses or sales charges.

PORTFOLIO MANAGEMENT DISCUSSION 6/30/01

In the following discussion John Carey, the portfolio manager for Pioneer Fund VCT Portfolio, discusses the factors that had an impact on the Portfolio's performance over the last six months.

Q: DESCRIBE THE FIRST SIX MONTHS OF 2001 IN THE STOCK MARKET, AND DISCUSS THE PERFORMANCE OF PIONEER FUND VCT PORTFOLIO DURING THE PERIOD.

A: Overall the stock market did fairly poorly during the six months ended June 30, 2001. While a rally in the second quarter helped reduce the losses from earlier in the year, both the market as a whole as measured by the Standard & Poor's 500 Index and the Portfolio showed declines. Class II shares of Pioneer Fund VCT Portfolio declined 5.48% at net asset value for the six months, and the S&P 500 lost 6.68%.

      We would attribute our outperformance of the S&P to our somewhat more conservative posture with respect to some of the growth stocks in the market. The Portfolio was also helped by some bright spots of good performance from individual stocks in a number of sectors including technology and transportation. At the same time, we had our share of stocks in technology as well as in capital goods and consumer staples that did not do well.

Q:    WHAT OPPORTUNITIES DO YOU SEE IN TODAY'S MARKET?

A: A market like the one we have seen over the past year or so is challenging for investors. Sitting tight with stocks that are going down not only tests one's patience, but also can put some doubt in one's mind about the companies of which one had formerly thought highly. It has been our long experience that it is precisely at such difficult times that one can often find the best long-term bargains in the market. We have consequently taken a very active approach during the past few months. In fact, in the second quarter we initiated ten new positions. While the near-term prospects for several of the companies are uncertain, we think that all the companies have attractive opportunities over the next few years to show earnings results, by our analysis, not reflected in their current share prices.

      Controlling risk in the portfolio is an objective whether the market is doing well or not. We control risk in a number of different ways. First of all, we emphasize high quality companies in each sector and industry. Secondly, we keep the portfolio quite diversified so that we are not exposed to excessive risk from individual stock or sector exposures. Finally, we pay a lot of attention to relative valuations, with the objective of structuring the portfolio in a conservative manner. Of course no risk control procedures are infallible, but we take every step we can to temper the volatility of the market.

Q:    CAN YOU ELABORATE ON YOUR RECENT PURCHASES IN THE PORTFOLIO?

A: Our purchases in the second quarter included stocks in several sectors. In capital goods, CATERPILLAR is well known for its construction equipment, but the company is also a premier producer of diesel engines and power-generation equipment. MINNESOTA MINING & MANUFACTURING has put together an admirably consistent record over a long period of time in the adhesives business. UNITED TECHNOLOGIES is probably best known for its aircraft engines, but it is also an early entrant in the intriguing fuel-cell engine area. Our new position in consumer cyclicals was GENERAL MOTORS, whose management shows renewed commitment to improving shareholder value at the massive, global, auto and truck manufacturer.

      In energy we purchased shares of the large oil-drilling and equipment company HALLIBURTON, which we think has prospects for growth as the world comes to terms with rising energy needs. NOVARTIS, the Swiss-based drug company, is our new name in health care, due to the attractive prospects we see for the company's pharmaceutical business and the relatively moderate valuation of the company's stock. Finally, the market sell-off gave us what we felt were rare chances to take - or in a couple cases to resume - positions in some of the premier names in the technology sector. NOKIA has without question been the most successful producer of cellular telephones in recent years. DELL COMPUTER likewise, has set the standard in the manufacture and distribution

[SIDENOTE]

On May 1, 2000 the name of Growth & Income Portfolio changed to Pioneer Fund VCT Portfolio.

      of personal computers. With respect to SUN MICROSYSTEMS and ORACLE, we had sold out of both companies' stocks, at very significant profits, in the first quarter of the year 2000. At much lower prices than those at which we sold, we have now re-purchased shares in the two companies. Both companies are oriented toward the technology needs of businesses rather than consumers and consequently have been particularly affected by the economic slowdown. But both appear to have maintained their strong industry positions and seem to us to be among the best-managed companies in the sector.

Q:    WHAT IS YOUR OUTLOOK FOR THE REMAINDER OF THE YEAR?

A: We believe that the economy will show signs of improvement by late this year or early next year, and we are optimistic for the stock market as a result. Looking ahead, we think that the interest-rate cuts and income-tax reductions will have a stimulative effect on the economy. And we see signs that some of the excessive inventories are being worked down and that companies are succeeding at rationalizing their capital plant. We are also encouraged that consumer confidence has held up reasonably well. We feel that the Portfolio is well positioned for the resumption of economic growth, and in the months ahead we shall continue making adjustments in the portfolio we hope will be productive of good investment returns. In the meantime, we are very appreciative of your support and interest.

SCHEDULE OF INVESTMENTS 6/30/01 (UNAUDITED)

SHARES                                                                VALUE
              COMMON STOCKS - 98.2%
              BASIC MATERIALS - 3.2%
              ALUMINUM - 0.9%
     52,200   Alcoa, Inc.                                      $  2,056,680
                                                               ------------

              CHEMICALS - 0.5%
     22,354   E.I. du Pont de Nemours and Co.                  $  1,078,357
                                                               ------------

              GOLD & PRECIOUS METALS MINING - 0.3%
     36,600   Newmont Mining Corp.                             $    681,126
                                                               ------------

              METALS MINING - 1.1%
     25,000   Phelps Dodge Corp.                               $  1,037,500
     74,000   Rio Tinto Plc                                       1,313,037
                                                               ------------
                                                               $  2,350,537
                                                               ------------

              PAPER & FOREST PRODUCTS - 0.4%
     31,000   Mead Corp.                                       $    841,340
                                                               ------------
              TOTAL BASIC MATERIALS                            $  7,008,040
                                                               ------------

              CAPITAL GOODS - 6.5%
              AEROSPACE/DEFENSE - 1.2%
     15,600   Boeing Co.                                       $    867,360
     22,800   General Dynamics Corp.                              1,774,068
                                                               ------------
                                                               $  2,641,428
                                                               ------------

              ELECTRICAL EQUIPMENT - 0.6%
     14,000   Emerson Electric Co.                             $    847,000
     11,100   General Electric Co.                                  541,125
                                                               ------------
                                                               $  1,388,125
                                                               ------------

              MACHINERY (DIVERSIFIED) - 1.1%
     14,500   Caterpillar, Inc.                                $    725,725
     22,000   Deere & Co.                                           832,700
     18,900   Ingersoll-Rand Co.                                    778,680
                                                               ------------
                                                               $  2,337,105
                                                               ------------

              MANUFACTURING (DIVERSIFIED) - 2.4%
     71,100   Corning, Inc.                                    $  1,188,081
     16,100   Illinois Tool Works, Inc.                           1,019,130
     15,500   Johnson Controls, Inc.                              1,123,285
      3,000   Minnesota Mining and Manufacturing Co.                339,300
     25,000   United Technologies Corp.                           1,831,500
                                                               ------------
                                                               $  5,501,296
                                                               ------------

              MANUFACTURING (SPECIALIZED) - 0.3%
     17,300   Diebold, Inc.                                    $    556,195
                                                               ------------

              OFFICE EQUIPMENT & SUPPLIES - 0.7%
     35,600   Canon, Inc. (A.D.R.)                             $  1,466,720
                                                               ------------

              TRUCKS & PARTS - 0.2%
      7,200   Paccar, Inc.                                     $    370,224
                                                               ------------
              TOTAL CAPITAL GOODS                              $ 14,261,093
                                                               ------------

              COMMUNICATION SERVICES - 8.2%
              TELECOMMUNICATIONS (LONG DISTANCE) - 0.6%
     58,500   Sprint Corp.                                     $  1,249,560
                                                               ------------

              TELEPHONE - 7.6%
     14,123   Alltel Corp.                                     $    865,175
     82,600   BellSouth Corp.                                     3,326,302
     75,541   Qwest Communications                                2,407,492
    126,976   SBC Communications, Inc.                            5,086,659
     95,588   Verizon Communications, Inc.                        5,113,958
                                                               ------------
                                                               $ 16,799,586
                                                               ------------
              TOTAL COMMUNICATION SERVICES                     $ 18,049,146
                                                               ------------

              CONSUMER CYCLICALS - 13.0%
              AUTOMOBILES - 2.0%
    117,127   Ford Motor Corp.                                 $  2,875,468
     25,000   General Motors Corp.                                1,608,750
                                                               ------------
                                                               $  4,484,218
                                                               ------------

              HOUSEHOLD FURN. & APPLIANCES - 0.6%
     21,000   Sony Corp. (A.D.R.)                              $  1,381,800
                                                               ------------

              PUBLISHING - 2.5%
    101,000   John Wiley & Sons, Inc.                          $  2,388,650
     46,100   McGraw-Hill Co., Inc.                               3,049,515
                                                               ------------
                                                               $  5,438,165
                                                               ------------

              PUBLISHING (NEWSPAPERS) - 0.9%
     13,300   Dow Jones & Co., Inc.                            $    794,143
     18,300   Gannett Co., Inc.                                   1,205,970
                                                               ------------
                                                               $  2,000,113
                                                               ------------

              RETAIL (BUILDING SUPPLIES) - 0.5%
     15,000   Lowe's Companies, Inc.                           $  1,088,250
                                                               ------------

              RETAIL (COMPUTERS & ELECTRONICS) - 0.2%
      5,200   Best Buy Co., Inc.*                              $    330,304
                                                               ------------

              RETAIL (DEPARTMENT STORES) - 1.8%
     14,800   Harcourt General, Inc.                           $    861,212
     34,000   Kohl's Corp.*                                       2,132,820
     28,900   May Department Stores Co.                             990,114
                                                               ------------
                                                               $  3,984,146
                                                               ------------

              RETAIL (DISCOUNTERS) - 0.6%
     66,718   Dollar General Corp.                             $  1,301,001
                                                               ------------

              RETAIL (GENERAL MERCHANDISE) - 1.9%
     77,300   Target Corp.                                     $  2,674,580
     30,300   Wal-Mart Stores, Inc.                               1,478,640
                                                               ------------
                                                               $  4,153,220
                                                               ------------

              RETAIL (SPECIALTY) - 0.2%
     13,000   Barnes & Noble, Inc.*                            $    511,550
                                                               ------------

              RETAIL (SPECIALTY-APPAREL) - 0.4%
     33,300   Gap Inc.                                         $    965,700
                                                               ------------

   The accompanying notes are an integral part of these financial statements.

SHARES                                                                VALUE
              SERVICES (ADVERTISING/MARKETING) - 1.4%
    28,000    The Interpublic Group of Companies, Inc.         $    821,800
    25,100    Omnicom Group                                       2,158,600
                                                               ------------
                                                               $  2,980,400
                                                               ------------
              TOTAL CONSUMER CYCLICALS                         $ 28,618,867
                                                               ------------

              CONSUMER STAPLES - 9.7%

              BEVERAGES (NON-ALCOHOLIC) - 0.8%
    37,900    PepsiCo, Inc.                                    $  1,675,180
                                                               ------------

              BROADCASTING (CABLE/TELEVISION/RADIO) - 0.1 %
     6,800    Cox Communication, Inc.*                         $    301,240
                                                               ------------

              DISTRIBUTORS (FOOD & HEALTH) - 0.6%
    51,600    Sysco Corp.                                      $  1,400,940
                                                               ------------

              ENTERTAINMENT - 1.0%
    11,700    AOL Time-Warner*                                 $    620,100
    29,619    Viacom, Inc. (Class B Non-voting)*                  1,532,783
                                                               ------------
                                                               $  2,152,883
                                                               ------------

              FOODS - 2.9%
    29,700    Campbell Soup Co.                                $    764,775
    27,600    General Mills, Inc.                                 1,208,328
    38,200    H.J. Heinz Co.                                      1,561,998
    17,000    Hershey Foods Corp.                                 1,049,070
    18,000    Ralston-Ralston Purina Group                          540,360
    64,900    Sara Lee Corp.                                      1,229,206
                                                               ------------
                                                               $  6,353,737
                                                               ------------

              HOUSEHOLD PRODUCTS (NON-DURABLES) - 1.8%
    38,500    Colgate-Palmolive Co.                            $  2,271,115
    26,800    Procter & Gamble Co.                                1,709,840
                                                               ------------
                                                               $  3,980,955
                                                               ------------

              RETAIL (DRUG STORES) - 1.6%
    19,400    CVS Corp.                                        $    748,840
    81,300    Walgreen Co.                                        2,776,395
                                                               ------------
                                                               $  3,525,235
                                                               ------------

              RETAIL STORES (FOOD CHAINS) - 0.2%
     8,800    Safeway Inc.*                                    $    422,400
                                                               ------------

              SERVICES (EMPLOYMENT) - 0.7%
    58,200    Robert Half Intl Inc.*                           $  1,448,598
                                                               ------------
              TOTAL CONSUMER STAPLES                           $ 21,261,168
                                                               ------------

              ENERGY - 8.2%

              OIL & GAS (DRILLING & EQUIPMENT) - 1.1%
    15,000    Halliburton Co.                                  $    534,000
    15,929    Transocean Offshore, Inc.                             657,071
    10,000    Smith International, Inc.*                            599,000
    14,100    Schlumberger Ltd.                                     742,365
                                                               ------------
                                                               $  2,532,436
                                                               ------------

              OIL (DOMESTIC INTEGRATED) - 1.0%
    18,000    Conoco, Inc.                                     $    507,600
    21,950    Conoco, Inc. (Class B)                                634,355
    20,000    Shell Transport & Trading Co. (A.D.R.)              1,006,800
                                                               ------------
                                                               $  2,148,755
                                                               ------------

              OIL (INTERNATIONAL INTEGRATED) - 6.1%
    52,664    BP Amoco Plc (A.D.R.)                            $  2,625,300
    31,900    Chevron Corp.                                       2,886,950
    45,134    Exxon Mobil Corp.                                   3,942,455
    17,000    Royal Dutch Petroleum Co.                             990,590
    43,700    Texaco, Inc.                                        2,910,420
                                                               ------------
                                                               $ 13,355,715
                                                               ------------
              TOTAL ENERGY                                     $ 18,036,906
                                                               ------------

              FINANCIALS - 14.2 %

              BANKS (MAJOR REGIONAL) - 5.2%
    67,700    The Bank of New York Co., Inc.                   $  3,249,600
    15,950    Huntington Bancshares, Inc.                           260,783
    53,700    Mellon Bank Corp.                                   2,470,200
    81,000    National City Corp.                                 2,493,180
    45,000    State Street Corp.                                  2,227,050
    15,000    Wells Fargo Co.                                       696,450
                                                               ------------
                                                               $ 11,397,263
                                                               ------------

              BANKS (MONEY CENTER) - 0.0%
         1    UBS AG                                           $        142
                                                               ------------

              BANKS (REGIONAL) - 0.7%
    21,500    First Tennessee National Corp.                   $    746,265
    15,400    Zions Bancorp                                         908,600
                                                               ------------
                                                               $  1,654,865
                                                               ------------

              FINANCIAL (DIVERSIFIED) - 0.9%
    14,500    Citigroup Inc.                                   $    766,180
    19,400    Morgan Stanley, Dean Witter and Co.                 1,246,062
                                                               ------------
                                                               $  2,012,242
                                                               ------------

              INSURANCE (MULTI-LINE) - 1.0%
    24,730    American International Group, Inc.               $  2,126,780
     8,282    AXA (A.D.R.)                                          233,304
                                                               ------------
                                                               $  2,360,084
                                                               ------------

              INSURANCE (PROPERTY-CASUALTY) - 2.7%
    33,300    Chubb Corp.                                      $  2,578,419
    16,400    Exel Ltd.                                           1,346,440
     9,400    Partnerre Ltd.                                        520,760
    20,900    Safeco Corp.                                          616,550
    17,400    St. Paul Companies, Inc.                              882,006
                                                               ------------
                                                               $  5,944,175
                                                               ------------

              INSURANCE BROKERS - 1.0%
    21,150    Marsh & McLennan Co., Inc.                       $  2,136,150
                                                               ------------

              INVESTMENT BANK/BROKERAGE - 1.0%
    35,400    Merrill Lynch & Co., Inc.                        $  2,097,450
                                                               ------------

   The accompanying notes are an integral part of these financial statements.

SHARES                                                               VALUE
              INVESTMENT MANAGEMENT - 1.4%
     26,250   Federated Investors, Inc.                        $    845,250
     59,500   T. Rowe Price Associates, Inc.                      2,224,705
                                                               ------------
                                                               $  3,069,955
                                                               ------------

              SAVINGS & LOAN COMPANIES - 0.3%
     18,786   Washington Mutual, Inc.                          $    705,414
                                                               ------------
              TOTAL FINANCIALS                                 $ 31,377,740
                                                               ------------

              HEALTH CARE - 10.3%

              HEALTH CARE (DIVERSIFIED) - 3.2%
     36,200   Abbott Laboratories                              $  1,737,962
     49,500   Bristol-Myers Squibb Co.                            2,588,850
     54,400   Johnson & Johnson                                   2,720,000
                                                               ------------
                                                               $  7,046,812
                                                               ------------

              HEALTH CARE (DRUGS/MAJOR PHARMS) - 6.4%
     21,400   Eli Lilly & Co.                                  $  1,583,600
     42,788   Glaxosmithkline Plc                                 2,404,686
     35,900   Merck & Co., Inc.                                   2,294,369
     12,000   Novartis AG (A.D.R.)                                  433,800
     32,100   Pfizer, Inc.                                        1,285,605
     10,600   Roche Holding AG (A.D.R.)                             765,161
    146,700   Schering-Plough Corp.                               5,316,408
                                                               ------------
                                                               $ 14,083,629
                                                               ------------

              HEALTH CARE (MEDICAL PRODUCTS/SUPPLIES) - 0.7%
     41,200   Becton, Dickinson & Co.                          $  1,474,548
                                                               ------------
              TOTAL HEALTH CARE                                $ 22,604,989
                                                               ------------

              TECHNOLOGY - 20.1%

              COMMUNICATIONS EQUIPMENT - 1.9%
    167,500   ADC Telecommunications, Inc.*                    $  1,105,500
     65,600   Telefonaktiebolaget LM Ericsson (A.D.R.)              355,552
    127,800   Motorola Inc.                                       2,116,368
     14,000   Nokia Corp. (A.D.R.)                                  308,560
     21,000   Tellabs, Inc.*                                        404,880
                                                               ------------
                                                               $  4,290,860
                                                               ------------

              COMPUTER (HARDWARE) - 4.5%
    101,500   Compaq Computer Corp.                            $  1,572,235
     14,000   Dell Computer Corp.*                                  352,100
     87,400   Hewlett-Packard Co.                                 2,499,640
     47,700   IBM Corp.                                           5,390,100
     20,000   Sun Microsystems, Inc.*                               314,400
                                                               ------------
                                                               $ 10,128,475
                                                               ------------

              COMPUTERS (SOFTWARE & SERVICES) - 3.6%
     27,200   Adobe Systems, Inc.                              $  1,278,400
     36,450   BMC Software, Inc.*                                   821,583
     42,800   Microsoft Corp.*                                    3,124,400
     14,000   Oracle Corp.*                                         266,000
     16,500   Peoplesoft Inc.*                                      812,295
     31,300   Synopsys, Inc.*                                     1,514,607
                                                               ------------
                                                               $  7,817,285
                                                               ------------

              ELECTRONICS (COMPONENT DISTRIBUTORS) - 0.2%
     14,735   Koninklijke Philips Electronics                  $    389,446
                                                               ------------

              ELECTRONICS (INSTRUMENTATION) - 0.6%
     12,090   Agilent Technologies Inc.*                       $    392,925
     23,600   Veeco Instruments, Inc.*                              938,100
                                                               ------------
                                                               $  1,331,025
                                                               ------------

              ELECTRONICS (SEMICONDUCTORS) - 4.0%
     42,800   Altera Corp.*                                    $  1,241,200
     95,700   Intel Corp.                                         2,799,225
     25,500   Micrel Inc.*                                          841,500
     24,000   Micron Technology, Inc.*                              986,400
     21,000   Taiwan Semiconductor
              Manufacturing Co. (A.D.R.)*                           318,990
     81,300   Texas Instruments, Inc.                             2,560,950
                                                               ------------
                                                               $  8,748,265
                                                               ------------

              EQUIPMENT (SEMICONDUCTOR) - 2.2%
     35,100   Applied Materials, Inc.*                         $  1,723,410
     54,000   Lam Research Corp.*                                 1,601,100
     28,800   Novellus Systems, Inc.*                             1,635,552
                                                               ------------
                                                               $  4,960,062
                                                               ------------

              PHOTOGRAPHY/IMAGING - 1.0%
     46,100   Eastman Kodak Co.                                $  2,151,948
                                                               ------------

              SERVICES (COMPUTER SYSTEMS) - 0.4%
     23,000   Computer Sciences Corp.*                         $    795,800
                                                               ------------

              SERVICES (DATA PROCESSING) - 1.7%
     27,100   Automatic Data Processing                        $  1,346,870
     16,400   DST Systems, Inc.*                                    864,280
     12,600   Electronic Data Systems Corp.                         787,500
     10,500   Fiserv, Inc.*                                         671,790
                                                               ------------
                                                               $  3,670,440
                                                               ------------
              TOTAL TECHNOLOGY                                 $ 44,283,606
                                                               ------------

              TRANSPORTATION - 2.4%

              AIRLINES - 0.6%
     78,300   Southwest Airlines Co.                           $  1,447,767
                                                               ------------

              RAILROADS - 1.8%
     30,400   Burlington Northern, Inc.                        $    917,168
    110,700   Norfolk Southern Corp.                              2,291,490
     12,700   Union Pacific Corp.                                   697,357
                                                               ------------
                                                               $  3,906,015
                                                               ------------
              TOTAL TRANSPORTATION                             $  5,353,782
                                                               ------------

              UTILITIES - 2.4%

              ELECTRIC COMPANIES - 1.6%
     20,300   American Electric Power Co., Inc.                $    937,251
     32,100   Allegheny Energy, Inc.                              1,548,825
     35,100   DPL, Inc.                                           1,016,496
                                                               ------------
                                                               $  3,502,572
                                                               ------------

   The accompanying notes are an integral part of these financial statements.

SHARES                                                               VALUE
              NATURAL GAS - 0.5%
     17,000   KeySpan Energy Corp.                             $    620,160
     23,500   Vectren Corp.                                         486,450
                                                               ------------
                                                               $  1,106,610
                                                               ------------

              WATER UTILITIES - 0.3%
     18,700   American Water Works Co., Inc.                   $    616,538
                                                               ------------
              TOTAL UTILITIES                                  $  5,225,720
                                                               ------------

              TOTAL COMMON STOCKS
              (Cost $206,565,581)                              $216,098,057
                                                               ------------

PRINCIPAL
   AMOUNT
              TEMPORARY CASH INVESTMENT - 1.8%

              COMMERCIAL PAPER - 1.8%
 $4,025,000   Travelers Corp., 4.12%, 7/2/01                   $  4,025,000
                                                               ------------
              TOTAL TEMPORARY CASH INVESTMENT
              (Cost $4,025,000)                                $  4,025,000
                                                               ------------
              TOTAL COMMON STOCK AND TOTAL
              TEMPORARY CASH INVESTMENT - 100%
              (Cost $210,590,581)                              $220,123,057
                                                               ============

* Non-income producing security

   The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS 6/30/01

                                                                             SIX MONTHS
                                                                                ENDED
                                                                               6/30/01        5/1/00 TO
CLASS 2                                                                      (UNAUDITED)     12/31/00(a)
Net asset value, beginning of period                                            $22.65          $22.70
                                                                                ------          ------
Increase (Decrease) from investment operations:
  Net investment income                                                           $.08           $0.12
  Net realized and unrealized gain (loss) on investments
    and foreign currency transactions                                            (1.32)          (0.13)
                                                                                ------          ------
  Net increase (decrease) from investment operations                            $(1.24)         $(0.25)
Distributions to shareowners:
  Net investment income                                                          (0.07)          (0.17)
  Net realized gain                                                              (1.02)          (0.13)
                                                                                ------          ------
Net decrease in net asset value                                                 $(2.33)         $(0.05)
                                                                                ------          ------
Net asset value, end of period                                                  $20.32          $22.65
                                                                                ======          ======
Total return*                                                                    (5.48)%         (1.61)%
Ratio of net expenses to average net assets+                                      0.96%**         0.93%**
Ratio of net investment income to average net assets+                             0.51%**         0.47%**
Portfolio turnover rate                                                              8%**           37%
Net assets, end of period (in thousands)                                        $5,925          $2,894
Ratios assuming no waiver of management fees and assumption of expenses by
  PIM and no reduction for fees paid indirectly:
  Net expenses                                                                    0.96%**         0.93%**
  Net investment income                                                           0.51%**         0.47%**
Ratios assuming waiver of management fees and assumption of expenses by
  PIM and reduction for fees paid indirectly:
  Net expenses                                                                    0.96%**         0.93%**
  Net investment income                                                           0.51%**         0.47%**

(a)   Class II Shares of PFVCT Portfolio were first publicly offered on May 1,
      2001.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**    Annualized.
+     Ratio assuming no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

BALANCE SHEET 6/30/01  (UNAUDITED)

                                                              PIONEER
                                                               FUND
                                                          VCT PORTFOLIO
ASSETS:
  Investment in securities, at value
    (cost $206,565,581)                                    $216,098,057
  Temporary cash investments (at amortized cost)              4,025,000
    Fund shares sold                                              8,766
    Dividends, interest and foreign taxes withheld              157,761
  Other                                                             883
                                                           ------------
      Total assets                                         $220,290,467
                                                           ------------

LIABILITIES:
  Payables -
    Investment securities purchased                        $  1,005,343
    Fund shares repurchased                                      97,889
  Due to bank                                                     4,467
  Due to affiliates                                             127,903
  Accrued expenses                                               28,487
                                                           ------------
      Total liabilities                                    $  1,264,089
                                                           ------------

NET ASSETS:
  Paid-in capital                                          $212,147,708
  Accumulated net investment loss                               (14,097)
  Accumulated undistributed net realized loss                (2,639,709)
  Net unrealized gain on Investments                          9,532,476
                                                           ------------
      Total net assets                                     $219,026,378
                                                           ------------

NET ASSET VALUE PER SHARE:
  CLASS I:
  (Unlimited number of shares authorized)
  Net assets                                               $213,101,460
  Shares outstanding                                         10,475,606
  Net asset value per share                                $      20.34
                                                           ============

  CLASS II:
  (Unlimited number of shares authorized)
  Net assets                                               $  5,924,918
  Shares outstanding                                            291,634
  Net asset value per share                                $      20.32
                                                           ============

   The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS (UNAUDITED)

                                                                 PIONEER
                                                                  FUND
                                                             VCT PORTFOLIO

                                                            SIX MONTHS ENDED
                                                                6/30/01

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of, 17,255)        $  1,567,572
  Interest                                                          77,336
                                                              ------------
      Total investment income                                 $  1,644,908
                                                              ------------

EXPENSES
  Management fees                                             $    705,531
  Transfer agent fees                                                  468
  Distribution fees (Class II)                                       4,614
  Administrative fees                                               16,109
  Custodian fees                                                    25,502
  Professional fees                                                  7,545
  Printing                                                             543
  Fees and expenses of nonaffiliated trustees                        4,398
  Miscellaneous                                                      4,275
                                                              ------------
      Total expenses                                          $    768,985
                                                              ------------
      Net expenses                                            $    768,985
                                                              ------------
        Net investment income (loss)                          $    875,923
                                                              ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENT AND FOREIGN CURRENCY
TRANSACTIONS:
  Net unrealized gain (loss) from:
    Investments                                               $ (2,489,062)
    Forward foreign currency contracts and other assets and
      liabilities denominated in foreign currencies                   (504)
                                                              ------------
                                                              $ (2,489,564)
                                                              ------------
  Change in net unrealized gain (loss) from:
    Investments                                               $(10,877,543)
                                                              ------------
  Net gain (loss) on investments and foreign currency
    transactions                                              $(13,367,107)
                                                              ------------
  Net increase (decrease) in net assets resulting
    from operations                                           $(12,491,184)
                                                              ------------

   The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                      PIONEER FUND
                                                      VCT PORTFOLIO

                                                SIX MONTHS
                                                   ENDED
                                                  6/30/01       YEAR ENDED
                                                (UNAUDITED)     12/31/00

FROM OPERATIONS:
Net investment income                          $    875,923    $  1,716,668
Net realized gain (loss) on investments          (2,489,564)     10,524,507
  Change in net unrealized gain or loss
    on investments                              (10,877,543)     (9,894,401)
                                               ------------    ------------
    Net increase (decrease) in net assets
      resulting from operations                $(12,491,184)   $  2,346,774
                                               ------------    ------------

DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
  Class I                                      $   (885,680)   $ (1,696,202)
  Class II                                          (15,045)         (9,458)
Net realized gain
  Class I                                       (10,092,778)     (1,229,510)
  Class II                                         (266,764)         (1,252)
                                               ------------    ------------
    Total distributions to shareowners         $(11,260,267)   $ (2,936,422)
                                               ------------    ------------

FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares               $ 17,295,067    $ 40,184,192
Reinvestment of distributions                    11,260,265       2,936,422
Cost of shares repurchased                      (10,779,297)    (22,456,508)
                                               ------------    ------------
    Net increase in net assets
      resulting from fund share transactions   $ 17,776,035    $ 20,664,106
                                               ============    ============
    Net increase (decrease) in net assets      $ (5,975,416)   $ 20,074,458

NET ASSETS:
Beginning of period                             225,001,794     204,927,336
                                               ============    ============
End of period                                  $219,026,378    $225,001,794
                                               ============    ============
Accumulated net investment loss,
  end of period                                $    (14,097)   $         --
                                               ============    ============

  The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS 6/30/01 (UNAUDITED)

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Pioneer Variable Contracts Trust (the Trust) is a Delaware business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty separate portfolios (collectively, the Portfolios, individually the Portfolio) as follows:

DIVERSIFIED PORTFOLIOS:

      Pioneer Emerging Markets VCT Portfolio
        (Emerging Markets Portfolio)
      Pioneer Global Financials VCT Portfolio
        (Global Financials Portfolio)
      Pioneer Europe VCT Portfolio (Europe Portfolio)
      Pioneer International Value VCT Portfolio
        (International Value Portfolio)
      Pioneer Small Company VCT Portfolio
        (Small Company Portfolio)
      Pioneer Mid-Cap Value VCT Portfolio
        (Mid-Cap Value Portfolio)
      Pioneer Growth Shares VCT Portfolio
        (Growth Shares Portfolio)
      Pioneer Fund VCT Portfolio (Fund Portfolio)
      Pioneer Equity-Income VCT Portfolio
        (Equity-Income Portfolio)
      Pioneer Balanced VCT Portfolio
        (Balanced Portfolio)
      Pioneer Strategic Income VCT Portfolio
        (Strategic Income Portfolio)
      Pioneer Swiss Franc Bond VCT Portfolio
        (Swiss Franc Bond Portfolio)
      Pioneer America Income VCT Portfolio
        (America Income Portfolio)
      Pioneer Money Market VCT Portfolio
        (Money Market Portfolio)

NON-DIVERSIFIED PORTFOLIOS:

      Pioneer Global Health Care VCT Portfolio
        (Global Health Care Portfolio)
      Pioneer Global Telecoms VCT Portfolio
        (Global Telecoms Portfolio)
      Pioneer Europe Select VCT Portfolio
        (Europe Select Portfolio)
      Pioneer Science & Technology VCT Portfolio
        (Science & Technology Portfolio)
      Pioneer Real Estate Growth VCT Portfolio
        (Real Estate Growth Portfolio)
      Pioneer High Yield VCT Portfolio (High Yield Portfolio)

Portfolio shares may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

The investment objective of Fund VCT Portfolio is to seek current income as well as long term capital growth.

The Trust's financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust, which are in conformity with those generally accepted in the investment company industry:

A.    SECURITY VALUATION

      Security transactions are recorded as of trade date. Net asset values for the portfolios are computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Trading in foreign equity securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The value of such securities used in computing the net asset value of the Portfolio's shares are determined as of such times.

      Fixed income securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees.

      Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio is informed of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. All discounts/premiums are accreted/amortized for financial reporting purposes. Temporary cash investments are valued at amortized cost.

      Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.    FOREIGN CURRENCY TRANSLATION

      The books and records of the Portfolios are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

      Net realized gains and losses on foreign currency transactions represent, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollar actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.    FORWARD FOREIGN CURRENCY CONTRACTS

      Certain Portfolios are authorized to enter into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Portfolios' financial statements. The Portfolios record realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

D.    TAXES

      It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

      In addition to the requirements of the Internal Revenue Code, the Portfolios may also be required to pay local taxes on the recognition of capital gains and/or the repatriation of foreign currencies in certain countries. During the six months ended June 30, 2001, the Fund paid no such taxes.

      In determining the daily net asset value, the Portfolios estimate the reserve for such taxes, if any, associated with investments in certain countries. The estimated reserve for capital gains is based on the net unrealized appreciation on certain portfolio securities, the holding period of such securities and the related tax rates, tax loss carryforward (if applicable) and other such factors. The estimated reserve for repatriation of foreign currencies is based on principal balances and/or unrealized appreciation of applicable securities, the holding period of such investments and the related tax rates and other such factors. As of June 30, 2001, the Portfolios had no reserves related to capital gains taxes or taxes on the repatriation of foreign currencies. Effective May 2, 2001, the Malaysian government eliminated its tax on the repatriation of foreign currencies.

      The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

E.    PORTFOLIO SHARES

      The Portfolios record sales and repurchases of their Portfolio shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a majority owned indirect subsidiary of UniCredito Italiano S.p.A (UniCredito Italiano), $645,588 in commissions on the sale of trust shares for the six months ended June 30, 2001

F.    REPURCHASE AGREEMENTS

      With respect to repurchase agreements entered into by the Portfolios, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.    MANAGEMENT AGREEMENT

PIM manages the Portfolio, and is a majority owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 0.65% of the Portfolio's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolios. At June 30, 2001, 126,920 was payable to PIM related to management fees, administrative fees and certain other services:

3.    TRANSFER AGENT

Pioneer Investment Management Shareholder Services, Inc., a majority owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates.

4.    DISTRIBUTION PLANS

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plans, the Portfolio pays PFD the principal underwriter for the Trust, and a majority owned indirect subsidiary of UniCredito Italiano, a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Included in due to affiliates is $983 at June 30, 2001.

5.    EXPENSE OFFSETS

The Trust has entered into certain expense offset arrangements resulting in a reduction in the Portfolios' total expenses. For the six months ended June 30, 2001, the Portfolios' expenses were not reduced under such arrangements.

6.    AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

At June 30, 2001, the Portfolios' aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

                                    GROSS          GROSS       NET APPRECIATION/
                   TAX COST     APPRECIATION   DEPRECIATION     (DEPRECIATION)
--------------------------------------------------------------------------------
Fund Portfolio   $210,740,288   $29,279,576    $(19,876,807)      $9,382,769

7.    PORTFOLIO TRANSACTIONS

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the six months ended June 30, 2001, were $21,034,891 and 8,131,619, respectively.

8.    CAPITAL SHARES

At June 30, 2001, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                               '01 SHARES    '01 AMOUNT     '00 SHARES     '00 AMOUNT
                               (UNAUDITED)   (UNAUDITED)
--------------------------------------------------------------------------------------
FUND PORTFOLIO
CLASS I:
Shares sold                      613,900    $ 13,517,951     1,624,294    $ 37,128,340
Reinvestment of distributions    541,102      10,978,456       126,135       2,925,712
Shares repurchased              (476,581)    (10,274,043)     (982,169)    (22,384,105)
                              ========================================================
  Net increase                   678,421    $ 14,222,364       768,260    $ 17,669,947
                              ========================================================
CLASS II:
Shares sold                      174,036    $  3,777,116       130,465    $  3,055,852
Reinvestment of distributions     13,914         281,809           470          10,710
Shares repurchased               (24,144)       (505,254)       (3,137)        (72,403)
                              ========================================================
  Net increase                   163,836    $  3,553,671       127,798    $  2,994,159
                              ========================================================

[LOGO] PIONEER
       INVESTMENTS(R)

PIONEER VARIABLE CONTRACTS TRUST

OFFICERS

JOHN F. COGAN, JR., PRESIDENT
DAVID D. TRIPPLE, EXECUTIVE VICE PRESIDENT
VINCENT NAVE, TREASURER
JOSEPH P. BARRI, SECRETARY

TRUSTEES

JOHN F. COGAN, JR., CHAIRMAN
RICHARD H. EGDAHL, M.D.
MARGUERITE A. PIRET
DAVID D. TRIPPLE
STEPHEN K. WEST
MARY K. BUSH
MARGARET B.W. GRAHAM
STEPHEN K. WEST
JOHN WINTHROP

INVESTMENT ADVISER

PIONEER INVESTMENT MANAGEMENT, INC.

CUSTODIAN

BROWN BROTHERS HARRIMAN & CO.

LEGAL COUNSEL

HALE AND DORR LLP

THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS, WHICH INCLUDES MORE INFORMATION ABOUT CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

                                                                   10508-00-0801